Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 3,349,977	$ 1,350,411
Receivables	57,672	49,685
Prepaids and deposits	1,447,634	1,035,439
Marketable securities	19,884	34,563
Deferred financing costs	619,762
Total Current Assets	5,494,929	2,470,098
Non-current Assets
Insurance premium	424,083	372,736
Reclamation bonds	16,725,199	16,087,691
Deposits on equipment	1,645,476
Property and equipment	21,814,880	22,438,706
Exploration and evaluation assets	37,980,680	38,639,788
Total Non-current Assets	78,590,318	77,538,921
Total Assets	84,085,247	80,009,019
Current Liabilities
Accounts payable and accrued liabilities	1,242,676	1,651,411
Due to related parties	278,502	223,489
Loans payable		5,899,864
Total Current Liabilities	1,521,178	7,774,764
Long-term Liabilities
Asset retirement obligations	23,619,386	23,975,931
Loans payable	12,151,389	3,383,929
Total Liabilities	37,291,953	35,134,624
Equity
Share capital	130,440,944	110,528,937
Equity reserve	14,840
Stock option reserve	9,360,839	6,991,160
Warrant reserve	7,605,901	7,411,788
Foreign exchange reserve	2,725,132	4,487,177
Deficit	(103,354,362)	(84,544,667)
Total Equity	46,793,294	44,874,395
Total Equity and Liabilities	$ 84,085,247	$ 80,009,019